Related party transactions	12 Months Ended
Mar. 31, 2022
Related party transactions
Related party transactions
18	Related party transactions

As of March 31, 2022, the Group identified Golden Meditech Holdings Limited (“GMHL”) and its subsidiaries as related parties.

(i)

For the year ended March 31, 2022, the Group purchased raw materials of RMB23,613 (US$3,725) from China Bright Group Co. Limited, a subsidiary of GMHL (RMB12,811 and RMB12,011 for the years ended March 31, 2020 and 2021, respectively).

(ii)

For the year ended March 31, 2022, the Group purchased raw materials and machineries of RMB1,713 (US$270) from Beijing Jingjing Jiahong Medical Equipment Co., Ltd., a subsidiary of GMHL (RMB29,960 and RMB28,892 for the years ended March 31, 2020 and 2021, respectively).

(iii)	Consultancy services were provided by GMHL for a fee of RMB7,699 (US$1,214) for the year ended March 31, 2022. No such services were provided during the years ended March 31, 2020 or 2021.

(iv)

For the year ended March 31, 2022, general and administrative expenses of RMB7,501 (US$1,183) were charged by GMHL to the Group (RMB4,010 and RMB16,666 for the years ended March 31, 2020 and 2021, respectively).